Prepayments, Receivables and Other Assets (Details) ¥ in Thousands			1 Months Ended				6 Months Ended			12 Months Ended
	Jun. 14, 2019 USD ($)	Jun. 14, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jun. 14, 2019 CNY (¥)
Prepayments, Receivables and Other Assets (Details) [Line Items]
Withdraw the installment	$ 3,500,000													¥ 25,000
Payments received							$ (11,061,683)		$ (3,889,409)
Installment payment received												$ 3,100,000	¥ 21,250
Taizhou Suxuantang [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution					$ 7,000,000	¥ 50,000
Taizhou Suxuantang [Member] | One Installment [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution	$ 3,500,000	¥ 25,000
Taizhou Suxuantang [Member] | Second Installment [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Partnership contribution			$ 3,500,000	¥ 25,000
Huangshan Panjie [Member]
Prepayments, Receivables and Other Assets (Details) [Line Items]
Payments received							$ 59,425	$ 400,000		$ 15,581	$ 100,000